TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
28	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a)
The Group’s consolidated financial statements as of December 31, 2023 and 2022 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2023 and 2022:

	2023	2022
	S/(000)	S/(000)
Statement of financial position -
Direct loans	2,063,739	1,804,837
Investments (i)	806,700	800,021
Deposits (ii)	(713,503)	(1,138,115)
Derivatives at fair value	516,292	336,867

(i)
As of December 31, 2023, the balance includes mainly S/166.8 million of corporate bonds, S/146.5 million of Alicorp S.A.A. shares; S/135.9 million of Inversiones Centenario shares and S/120.5 million of corporate bonds issued by Corporación Primax. The increase in the balance corresponds mainly to the fluctuation that positively affected the investments in corporate bonds of Alicorp S.A. and Corporación Primax.
As of December 31, 2022, the balance includes mainly S/158.1 million of corporate bonds, S/157.0 million of Alicorp S.A.A. shares; S/155.3 million of corporate bonds issued by Cementos Pacasmayo S.A. and S/126.8 million of Inversiones Centenario shares.

(ii)	Corresponds to deposits from legal entities and individuals. As of December 31, 2023 and 2022, the balance corresponds mainly to higher deposits held by companies and related persons.

	2023	2022
	S/(000)	S/(000)

Statement of income
Interest income related to loans	31,892	38,896
Interest expenses related to deposits	(30,914)	(24,143)
Other income	9,452	13,232

Contingent risks and commitments
Indirect loans	584,463	433,639

c)
All transactions with related parties are made in accordance with normal market conditions available to other customers. As of December 31, 2023, direct loans to related companies are secured by collateral, had maturities between January 2024 and August 2030, at an annual soles average interest rate of 7.70 percent and at an annual foreign currency average interest rate of 6.04 percent (as of December 31, 2022, maturities between January 2023 an June 2029, at an annual soles average interest rate of 6.86 percent and at an annual foreign currency average interest rate of 4.59 percent). Also, as of December 31, 2023 and December 31, 2022, the Group maintains an allowance for loan losses for related parties amounting to S/15.2 million and S/8.5 million, respectively.

d)
As of December 31, 2023 and 2022, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. As of December 31, 2023 and 2022, direct loans to employees, directors, key management and family members amounted to S/1,383.3 million and S/1,179.2 million, respectively; they are repaid monthly and earn interest at market rates.

e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2023 and 2022 was as follows:

	2023	2022
	S/(000)	S/(000)

Director’s compensation	7,387	7,850
Senior Management Compensation:
Remuneration	49,573	40,201
Stock awards vested	21,444	28,450
Total	78,404	76,501

f)	As of December 31, 2023 and 2022 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2023	2022
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars	516,834	626,404
Bolivianos	179,131	163,701
Colombian pesos	170,769	70,987
Soles	108,830	76,535
Chilean pesos	7,198	5,735
Total	982,762	943,362

Restricted mutual funds, note 6(a)(iv)	334,162	351,317